Related Party Transaction and Balances (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transaction and Balances [Abstract]
Schedule of Relationship with Related Parties	Name and relationship with related parties:
Name of related parties	Relationship
Ms. Fen Ye	Significant shareholder, director, and chairlady of the Company
Mr. Biao Wei	A close family member of Ms. Fen Ye, director and Chief Executive Officer of the Company
Lishui Yuanmeng Training Company Limited (“Yuanmeng”)	Controlled by Mr. Biao Wei
Lianwai Kindergarten	Controlled by Ms. Fen Ye
Qingtian International School	Ultimately controlled by Mr. Biao Wei
Qingtian Zhongyi Education Investment Co., LTD (“Qingtian Zhongyi”)	Controlled by Ms. Fen Ye

Schedule of Transactions with Related Parties	Significant transactions with related parties for continuing operations
	For the years ended December 31,
	2021	2022	2023
Rental revenue:
–Yuanmeng	152,382	-	-
–Lianwai Kindergarten	754,285	754,285	754,285
Total	906,667	754,285	754,285
	For the years ended December 31,
	2021	2022	2023
Disposal of Qingtian International School:
–Qiaoxiang Education	-	-	23,161,000

Schedule of Balances with Related Parties	Balances with related parties for continuing operations
	As of December 31,
	2022	2023
Due to related parties:
Lianwai Kindergarten	323,400	-
Qingtian Zhongyi	-	8,000,000
Total	323,400	8,000,000
	As of December 31,
	2022	2023
Due from a related party:
Qingtian International School	-	10,750,000
Total	-	10,750,000

Schedule of Balances with Affected Entity	Balances with Affected Entity for continuing operations
	As of December 31,
	2022	2023
Due to Affected Entity:
Payables to Affected Entity, current	23,584,906	-
Payables to Affected Entity, non-current	216,176,563	173,680,363
Total	239,761,469	173,680,363